Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses
(10)	Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2019	2020
	RMB	RMB

Business and other tax payables	72,998	69,002
Refundable deposits from employees and agents	23,478	21,672
Professional fees	13,958	7,117
Accrued expenses to third parties	22,610	23,169
Contributions from members of eHuzhu mutual aid program	76,765	58,460
Others	10,481	9,028
	220,290	188,448